Events after the Reporting Date	6 Months Ended
Jun. 30, 2019
Events after the Reporting Date [Abstract]
Events after the Reporting Date

Note 8 - Events after the Reporting Date

a.	On July 3, 2019, the Company granted options to purchase 3,691,000 Ordinary Shares to officers and directors of the Company at exercise price of US$ 0.15 per share. One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.

b.	On September 4, 2019, the Company closed a private placement of convertible promissory notes with an aggregate original principal amount of approximately $4,300,000 and an additional approximately $2,700,000 to be received in two subsequent closings, bringing the expected total gross proceeds from this funding to approximately $7,000,000. The notes are convertible into the Company's ADS, together with warrants to purchase ADS in a ratio of 0.85 warrant per 1 ADS. The Company issued an aggregate of 62,668,850 non-tradable warrants (exercisable 62,668,850 Ordinary Shares), according to the exercise terms determined. In case the Company will not have an effective registration statement in time of exercising of the rights to purchase or the warrants, they include a cashless exercise mechanism. The gross proceeds from the first closing were $4,276,227 before deducting placement agent fees, escrowed amounts and other expenses. The gross proceeds will be recorded as a financial liability.

The convertible promissory notes will be unsecured, will have a maturity date of March 4, 2021, will bear no interest except in an event of default and may be converted, at the election of the holder, into ADS of the Company at an initial per share conversion price of $0.29, subject to adjustments, including in connection with note issuances in subsequent tranches. The convertible promissory notes will include a mandatory conversion provision for part or all of the notes in the event that the volume weighted average price of the Company's ADS reaches certain thresholds, subject to certain limitations. The warrants will have an exercise price equal to 125% of the conversion price of the convertible promissory notes, will be exercisable upon the six-month anniversary of issuance and will expire five years from the date of issuance.